Income Tax (Credit) Expense	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Tax (Credit) Expense
8.	INCOME TAX (CREDIT) EXPENSE

	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
Current tax:
PRC Enterprise Income Tax (“EIT”)
- current year	16,172	7,711	(4,957)	(760)

	16,172	7,711	(4,957)	(760)

Deferred tax (Note 17):
- current year	(15,203)	(15,458)	(75,869)	(11,627)
- attributable to change in tax rate	—	—	(2,375)	(364)

	(15,203)	(15,458)	(78,244)	(11,991)

	969	(7,747)	(83,201)	(12,751)

The Company is tax exempted in the British Virgin Islands where it was incorporated. No provision for Hong Kong Profits Tax has been made in the consolidated financial statements as the Group has no assessable profit arising from Hong Kong for the years presented. All the subsidiaries established in the PRC are subject to PRC EIT at the rate of 25%, other than as follows:

(a)
Zhengxing Wheel was regarded as a
“High-new
technology enterprise” pursuant to a certificate jointly issued by the relevant Fujian Government authorities. The certificate was valid for three years commencing from year 2008. It was entitled to enjoy a preferential tax rate of 15%, provided that the qualifying conditions as a
High-new
technology enterprise were met. It subsequently received approval notices to renew its
“High-new
technology enterprise” status for
three
years each in 2011, 2014, 2017 and 20
20
, and was entitled to enjoy a preferential tax rate of 15% for the years through year 202
2
, provided that the qualifying conditions as a
High-new
technology enterprise were met.

(b)
Zhengxing Chengdu was established in the western region of the PRC and derived more than 70% of its total income from the business of state-encouraged industry as defined under the “Catalogue of Industries Products and Technologies Encouraged by the State of Development” (the “Catalogue”). According to Caishui [2001] No. 202 issued by the Ministry of Finance and the State Administration of Taxation and the General Administration of Customs, it was entitled to enjoy a preferential tax rate of 15% from its date of establishment to December 31, 2010. Such preferential tax treatment is further extended for a period of ten years from 2011 to 2020 on the condition that the enterprise must be engaged in state encouraged industries as defined under the Catalogue pursuant to Caishui [2011] No. 58 issued during 2011. Such preferential tax treatment is further extended for a period of ten years from 2021 to 2030 on the condition that the enterprise must be engaged in state encouraged industries as defined under the Catalogue pursuant to Caishui [2020] No. 23 issued during 2020. Zhengxing Chengdu should continue to enjoy the preferential tax rate of 15% in 2018, 2019 and 2020 provided that it was engaged in the state encouraged industry under the Catalogue.

(c)
In 2017, Hua’an Zhengxing Wheel was regarded as a
“High-new
technology enterprise” pursuant to a certificate jointly issued by the relevant Fujian Government authorities. The certificate was valid for three years commencing from year 2017. It was entitled to enjoy a preferential tax rate of 15%, provided that the qualifying conditions as a
High-new
technology enterprise were met. It subsequently received approval notices to renew its
“High-new
technology enterprise” status for
three years each in 2017 and 2020
, and was entitled to enjoy a preferential tax rate of 15% for the years through year 202
2
, provided that the qualifying conditions as a
High-new
technology enterprise were met.

The tax charge (credit) for the years stated below can be reconciled to the loss before taxation per the consolidated statements of comprehensive income as follows:

	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
Loss before taxation	(7,013)	(112,617)	(482,247)	(73,907)

Tax at the domestic income tax rate of 25%	(1,753)	(28,154)	(120,562)	(18,477)
Tax effect of expenses not deductible for tax purpose	3,169	3,318	1,846	283
Recognition of tax losses previously not recognized	(1,540)	—	—	—
Effect of tax exemption and reliefs granted to PRC subsidiaries	1,093	8,458	33,951	5,203
Change in unrecognized on deferred tax assets	—	8,631	3,938	604
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate	—	—	(2,374)	(364)

Tax charge (credit) for the year	969	(7,747)	(83,201)	(12,751)